Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Components of Inventory	The components of inventories are as follows:

	December 31
	2021	2022
	US$	US$
Finished goods	39,896	98,307
Work in process	56,146	111,530
Raw materials	67,062	78,127

	163,104	287,964